Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases
Schedule of composition of fleet and spare engines, operating leases

		At December	At December	At December
Aircraft Type	Model	31, 2019	31, 2018	31, 2017
A319	132	3	4	6
A319	133	4	4	6
A320	233	39	39	39
A320	232	2	4	4
A320NEO	271N	17	12	6
A321	231	10	10	10
A321NEO	271N	6	4	—
		81	77	71

Engine spare		At December	At December	At December
Type	Model	31, 2019	31, 2018	31, 2017
V2500	V2524-A5	2	—	—
V2500	V2527M-A5	3	3	3
V2500	V2527E-A5	3	3	3
V2500	V2527-A5	2	2	2
PW1100	PW1127G-JM	3	2	—
PW1100	PW1133G-JM	1	—	—
		14	10	8

* Certain of the Company’s aircraft and engine lease agreements include an option to extend the lease term period. Terms and conditions are subject to market conditions at the time of renewal.

Summary of carrying amounts of right-of-use assets recognized and the movements during the period

			Spare engine		Land and
	Aircraft leases		leases		building leases		Total
As at 1 January 2017 (adjusted)	Ps.	23,047,879	Ps.	220,554	Ps.	231,648	Ps.	23,500,081
Additions		4,665,330		157,225		9,149		4,831,704
Depreciation on right of use assets		(3,306,249)		(77,750)		(53,904)		(3,437,903)
As at 31 December 2017 (adjusted)		24,406,960		300,029		186,893		24,893,882
Additions		10,585,188		387,480		59,194		11,031,862
Depreciation on right of use assets		(3,865,979)		(107,813)		(69,899)		(4,043,691)
As at 31 December 2018 (adjusted)		31,126,169		579,696		176,188		31,882,053
Additions		6,676,492		230,200		42,992		6,949,684
Depreciation on right of use assets		(4,490,572)		(132,698)		(79,701)		(4,702,971)
As at 31 December 2019	Ps.	33,312,089	Ps.	677,198	Ps.	139,479	Ps.	34,128,766

Summary of carrying amounts of lease liabilities and the movements during the period

			2018		2017
	2019		(Adjusted)		(Adjusted)
As at 1 January	Ps.	39,565,146	Ps.	32,523,704	Ps.	32,711,793
Additions		7,186,613		11,038,578		4,897,420
Accretion of interest		2,037,540		1,683,330		1,381,680
Foreign exchange effect		(1,772,452)		30,441		(1,434,291)
Payments		(6,499,802)		(5,710,907)		(5,032,898)
As at 31 December		40,517,045		39,565,146		32,523,704
Current	Ps.	4,720,505	Ps.	4,976,454	Ps.	4,213,417
Non-current		35,796,540		34,588,692		28,310,287

Summary of amounts recognized in profit or loss

			As of December		As of December
	As of December		31, 2018		31, 2017
	31, 2019		(Adjusted)		(Adjusted)
Depreciation of right-of-use assets	Ps.	(4,702,971)	Ps.	(4,043,691)	Ps.	(3,437,903)
Interest expense on lease liabilities		(2,128,162)		(1,755,978)		(1,428,924)
Aircraft and engine variable expenses		(961,657)		(956,010)		(1,429,595)
Total amount recognized in profit or loss	Ps.	(7,792,790)	Ps.	(6,755,679)	Ps.	(6,296,422)